TUTTLE - RAREVIEW HUMANOID ROBOTICS ETF

Ticker Symbol: HOID

a series of Collaborative Investment Series Trust

PROSPECTUS

August 28, 2026, as Supplemented on October 15, 2026

Investment Advisor

Rareview Capital LLC

10785 W. Twain Ave., Suite 210, Las Vegas, NV 89135

www.rareviewcapital.com

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or the Commodity Futures Trading Commission nor has the SEC or the Commodity Futures Trading Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

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FUND SUMMARY – TUTTLE - RAREVIEW HUMANOID ROBOTICS ETF

Investment Objective:

The Tuttle - Rareview Humanoid Robotics ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.89%
Total Annual Fund Operating Expenses	1.64%
Fee Waiver and Expense Reimbursement(2)	(0.89%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.75%

(1)	Estimated for the current fiscal period.

(2)	Rareview Capital LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 0.75% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 28, 2028 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Limitation Agreement: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$77	$430

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in equity securities issued by Humanoid Robotics Companies (as defined below), including common stocks and depository receipts (including American Depositary Receipts (“ADRs”)). Humanoid robotics refers to the field of designing and building robots that resemble and function similarly to humans. Humanoid robots typically have a human-like structure, including a head, torso, arms and legs, and are equipped with advanced sensors, artificial intelligence and actuators to interact with their environment in a human-like manner.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Humanoid Robotics Companies. Humanoid Robotics Companies are issuers that derive at least 50% of their revenue from, or commit at least 50% of their assets to, one or more of the following activities: (1) the manufacture of humanoid robotics; or (2) development, production or supply of critical hardware software or other enabling technology essential to humanoid robots (e.g., precision actuators, AI locomotion stacks, tactile sensors, power systems) (“Critical Technological Input”).

A company qualifies as a Humanoid Robotics Company if it meets one of the two criteria below:

•	Commercial Production: has achieved commercial production of a fully-functional humanoid robot or Critical Technological Input, and derives at least 50% of its revenue from, or commits at least 50% of its assets to, such activities.

•	Prototype Stage: has produced a fully-functional prototype of a humanoid robot or Critical Technological Input and is actively progressing toward commercial production, and derives at least 50% of its revenue from, or commits at least 50% of its assets to, such activities.

In seeking to achieve the Fund’s investment objective, the Adviser constructs the portfolio pursuant to its own proprietary security selection methodology. In general, the Adviser’s methodology prioritizes companies with higher levels of “thematic relevance,” which is based upon its research on individual companies’ public disclosures (e.g., 10-K filings, company presentations, capital markets day presentations, etc.) and other publicly available sources (e.g., sell-side research, financial news, etc.). In evaluating the thematic relevance, the Adviser considers factors such as: (i) the proportion of revenue, research and development expenditure, or capital investment attributable to humanoid robotics or Critical Technological Input; (ii) the stage of development of the company’s humanoid robotics or Critical Technological Input products (e.g., commercial production versus prototype); (iii) the strategic importance of humanoid robotics or Critical Technological Input to the company’s stated business plan; and (iv) the competitive positioning and technological differentiation of the company’s humanoid robotics or Critical Technological Input offerings. The Fund will also only invest in those companies with a minimum market capitalization of $500 million and an average daily trading volume of at least $1,000,000. The Adviser rebalances the weighting of the companies comprising the Fund’s portfolio on at least a quarterly basis. The Fund may invest in U.S. and non-U.S. companies (including those operating in developed or emerging market countries) through investments in depositary receipts and ADRs. Such companies may be small-, mid- or large-capitalization issuers.

Some of the ADRs to which the Fund may have exposure may be structured as variable interest entities or “VIEs.” A VIE is a special structure designed to provide foreign investors (such as the Fund) with exposure to Chinese companies where direct foreign ownership is prohibited or limited. Investments in VIEs come with additional risks that are described in the section entitled “Principal Risks.” The Fund may derive investment exposure to Chinese companies through investments in China A Shares. Such exposure may be achieved through a single equity swap or contract for difference. China A-Shares represent equity securities of companies incorporated in mainland China and traded on the Shanghai and Shenzhen stock exchanges.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the group of industries comprising the industrials, information technology and consumer discretionary sectors, collectively. The Fund may invest in an affiliated money market fund that is also advised by the Adviser.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Affiliated Fund Risk. The Fund invests in affiliated underlying funds (the “Affiliated Funds”), unaffiliated underlying funds, or a combination of both. The Adviser, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the Affiliated Funds. The Adviser will receive more revenue to the extent it selects Affiliated Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Adviser may have an incentive to allocate the Fund’s assets to those Affiliated Funds for which the net advisory fees payable to the Adviser are higher than the fees payable by other Affiliated Funds.

Humanoid Robotics Companies Risk. The Fund invests in Humanoid Robotics Companies, which may have limited product lines, markets, financial resources, or personnel and are subject to the risks of changes in business cycles, world economic growth, technological progress, and government regulation. Securities of Humanoid Robotics Companies tend to be more volatile than securities of companies that rely less heavily on technology. Humanoid Robotics Companies typically engage in significant amounts of spending on research and development, and rapid changes to the field could have a material adverse effect on a company’s operating results.

Equity Risk. The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

China Risk. The Fund may invest in instruments that provide exposure to Chinese companies, including through investments in China A-Shares, which would subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets.

Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Fund’s portfolio may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies.

Chinese companies are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. Chinese companies may also be subject to significantly weaker recordkeeping requirements than the requirements imposed upon U.S. companies

Concentration Risk. The Fund is concentrated in the industry or group of industries comprising the industrials, information technology and consumer discretionary sectors, collectively. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at NAV and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	No Guarantee of Active Trading Market. While shares are listed on the Exchange, there can be no assurance that an active trading market for the shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

●	Trading Issues. Trading in shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange which may result in the shares being delisted. An active trading market for the shares may not be developed or maintained. If the shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the shares.

●	Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the shares. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in the shares and in executing trades, which can lead to differences between the market value of the shares and the Fund’s NAV.

●	The market price of the shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the shares than the Fund’s NAV, which is reflected in the bid and ask price for the shares or in the closing price.

●	In stressed market conditions, the market for the shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for investments or instruments that have lower trading volumes.

ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Management Risk. Each of the Adviser’s and Sub-Adviser’s dependence on their judgments about the attractiveness, value and potential appreciation of derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Investments in the Fund’s portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Sector Risk. The Fund’s assets may be concentrated in a particular sector or sectors. To the extent that the Fund is concentrated in a particular sector or sectors, the Fund will be subject to the risk that the economic, political or other conditions that have a negative effect on those sectors may negatively impact the Fund to a greater extent than if the Fund’s assets were in a wider variety of sectors.

●	Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services

●	Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

●	Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, trade policies, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Large Capitalization Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Small and Medium Capitalization Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Non-Diversified Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Non-U.S. Securities Risk. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

To the extent securities held by the Fund trade on non-U.S. exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market) used for purposes of calculating the Fund’s NAV, resulting in premiums or discounts to the Fund’s NAV and bid/ask spreads that may be greater than those experienced by other funds. In addition, shareholders may not be able to purchase and sell shares of the Fund on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Variable Interest Risk. Exposure to VIEs may pose additional risks because the investment is made in reference to an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company to provide investors with exposure to the operating company, but does not represent equity ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. VIEs allow foreign shareholders to exert a degree of control over, and obtain economic benefits arising from, the operating company without formal legal ownership. However, the contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor's rights may be limited by, for example, actions of the Chinese government which could determine that the underlying contractual arrangements on which control of the VIE is based are invalid. The contractual arrangement on which the VIE structure is based would likely be subject to Chinese law and jurisdiction, which could raise questions about how recourse is sought. Investments through VIEs may be affected by conflicts of interest and duties between the legal owners of the VIE and the stockholders of the listed holding company, which could adversely impact the value of investments. VIEs are not formally recognized under Chinese law and investors face uncertainty about future actions by the Chinese government that could significantly affect the operating company’s financial performance and the enforceability of the contractual arrangements underlying the VIE structure. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant losses, and in turn, adversely affect the Fund’s returns and net asset value.

Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap.

Performance:

Since the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 1-888-783-8637 and may also be available at www.rareviewcapital.com.

Investment Adviser: Rareview Capital LLC (the “Adviser”)

Investment Sub-Adviser: Tuttle Capital Management, LLC (the “Sub-Adviser”).

Portfolio Managers: Neil Azous, Chief Investment Officer and Portfolio Manager of the Adviser, and Matthew Tuttle, Chief Executive Officer of the Sub-Adviser, serve as the Fund’s Portfolio Managers and are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Azous serves as the Fund’s lead portfolio manager and has final authority on all investment decisions. Mr. Azous and Mr. Tuttle have served as the Fund’s portfolio managers since the Fund’s inception in October 2026.

Purchase and Sale of Fund Shares: The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily for cash. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the Exchange and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. Performance information regarding the Fund and information regarding its NAV per share can be found at www.rareviewcapital.com.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan. If you are investing through a tax-free plan, you will be taxed upon withdrawal from your account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE:

Fund	Investment Objective
Tuttle - Rareview Humanoid Robotics ETF	The Fund seeks to provide capital appreciation.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of Humanoid Robotics Companies (as defined below), including common stocks and depositary receipts (including American Depositary Receipts (“ADRs”)). Humanoid robotics refers to the field of designing and building robots that resemble and function similarly to humans. Humanoid robots typically have a human-like structure, including a head, torso, arms and legs, and are equipped with advanced sensors, artificial intelligence and actuators to interact with their environment in a human-like manner.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Humanoid Robotics Companies. Humanoid Robotics Companies are issuers that derive at least 50% of their revenue from, or commit at least 50% of their assets to, one or more of the following activities: (1) the manufacture of humanoid robotics; or (2) development, production or supply of critical hardware software or other enabling technology essential to humanoid robots (e.g., precision actuators, AI locomotion stacks, tactile sensors, power systems) (“Critical Technological Input”). A company qualifies as a Humanoid Robotics Company if it meets one of the two criteria below:

•	Commercial Production: has achieved commercial production of a fully-functional humanoid robot or Critical Technological Input, and derives at least 50% of its revenue from, or commits at least 50% of its assets to, such activities.
•	Prototype Stage: has produced a fully-functional prototype of a humanoid robot or Critical Technological Input and is actively progressing toward commercial production, and derives at least 50% of its revenue from, or commits at least 50% of its assets to, such activities.

In seeking to achieve the Fund’s investment objective, the Adviser constructs the portfolio pursuant to its own proprietary security selection methodology. In general, the Adviser’s methodology prioritizes companies with higher levels of “thematic relevance,” which is based upon its research on individual companies’ public disclosures (e.g., 10-K filings, company presentations, capital markets day presentations, etc.) and other publicly available sources (e.g., sell-side research, financial news, etc.). In evaluating the thematic relevance, the Adviser considers factors such as: (i) the proportion of revenue, research and development expenditure, or capital investment attributable to humanoid robotics or Critical Technological Input; (ii) the stage of development of the company’s humanoid robotics or Critical Technological Input products (e.g., commercial production versus prototype); (iii) the strategic importance of humanoid robotics or Critical Technological Input to the company’s stated business plan; and (iv) the competitive positioning and technological differentiation of the company’s humanoid robotics or Critical Technological Input offerings. The Fund will also only invest in those companies with a minimum market capitalization of $500 million and an average daily trading volume of at least $1,000,000. The Adviser rebalances the weighting of the companies comprising the Fund’s portfolio on at least a quarterly basis. The Fund may invest in U.S. and non-U.S. companies (including those operating in developed or emerging market countries) through investments in depositary receipts and ADRs. Such companies may be small-, mid- or large-capitalization issuers. The Fund’s portfolio includes a long only basket of approximately 30-50 securities across the “Brains” (Foundation Models, Data Science & Analytics, Simulation & Vision Software, Semiconductors Vision and Compute, Semiconductors Memory, Semiconductors Designers, Semiconductions Fabricators) and the “Body” (Actuators & Actuator Parts, Sensors, Batteries, Semiconductor Analogs, Body/Wiring/Thermal, Diversified Automation).

Some of the ADRs to which the Fund may have exposure may be structured as variable interest entities or “VIEs.” A VIE is a special structure designed to provide foreign investors (such as the Fund) with exposure to Chinese companies where direct foreign ownership is prohibited or limited. Investments in VIEs come with additional risks that are described in the section entitled “Principal Risks.” The Fund may derive investment exposure to Chinese companies through investments in China A Shares. Such exposure may be achieved through a single equity swap or contract for difference. China A-Shares represent equity securities of companies incorporated in mainland China and traded on the Shanghai and Shenzhen stock exchanges.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the group of industries comprising the industrials, information technology and consumer discretionary sectors, collectively. The Fund may invest in an affiliated money market fund that is also advised by the Adviser.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL INVESTMENT RISKS:

The following describes the risks borne by the Fund with respect to its investments.

Affiliated Fund Risk. The Fund invests in affiliated underlying funds (the “Affiliated Funds”), unaffiliated underlying funds, or a combination of both. The Adviser, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the Affiliated Funds. The Adviser will receive more revenue to the extent it selects Affiliated Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Adviser may have an incentive to allocate the Fund’s assets to those Affiliated Funds for which the net advisory fees payable to the Adviser are higher than the fees payable by other Affiliated Funds.

Humanoid Robotics Companies Risk. The Fund invests in Humanoid Robotics Companies, which may have limited product lines, markets, financial resources, or personnel and are subject to the risks of changes in business cycles, world economic growth, technological progress, and government regulation. These companies are also heavily dependent on intellectual property rights, and challenges to or misappropriation of such rights could have a material adverse effect on such companies. Securities of Humanoid Robotics Companies tend to be more volatile than securities of companies that rely less heavily on technology. Humanoid Robotics Companies typically engage in significant amounts of spending on research and development, and rapid changes to the field could have a material adverse effect on a company’s operating results. Additionally, the development and commercialization of fully-functional humanoid robots involve complex and evolving technologies, which may face unforeseen technical challenges, regulatory hurdles, and market acceptance issues. As a result, investments in Humanoid Robotics Companies may be subject to higher levels of risk and volatility.

Equity Risk. The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

China Risk. The Fund may invest in instruments that provide exposure to Chinese companies, including through investments in China A-Shares, which would subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability.

Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Fund’s portfolio may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies.

Chinese companies are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. Chinese companies may also be subject to significantly weaker recordkeeping requirements than the requirements imposed upon U.S. companies

Concentration Risk. The Fund is concentrated in the industry or group of industries comprising the industrials, information technology and consumer discretionary sectors, collectively. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at NAV and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	No Guarantee of Active Trading Market. While shares are listed on the Exchange, there can be no assurance that an active trading market for the shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

●	Trading Issues. Trading in shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange which may result in the shares being delisted. An active trading market for the shares may not be developed or maintained. If the shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the shares.

●	Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the shares. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in the shares and in executing trades, which can lead to differences between the market value of the shares and the Fund’s NAV.

●	The market price of the shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the shares than the Fund’s NAV, which is reflected in the bid and ask price for the shares or in the closing price.

●	In stressed market conditions, the market for the shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for investments or instruments that have lower trading volumes.

ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Management Risk. Each of the Adviser’s and Sub-Adviser’s dependence on their judgments about the attractiveness, value and potential appreciation of derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Investments in the Fund’s portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Sector Risk. The Fund’s assets may be concentrated in a particular sector or sectors. To the extent that the Fund is concentrated in a particular sector or sectors, the Fund will be subject to the risk that the economic, political or other conditions that have a negative effect on those sectors may negatively impact the Fund to a greater extent than if the Fund’s assets were in a wider variety of sectors.

●	Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services

●	Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

●	Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, trade policies, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Large Capitalization Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Small and Medium Capitalization Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Non-Diversified Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Non-U.S. Securities Risk. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

To the extent securities held by the Fund trade on non-U.S. exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market) used for purposes of calculating the Fund’s net asset value (“NAV”), resulting in premiums or discounts to the Fund’s NAV and bid/ask spreads that may be greater than those experienced by other funds. In addition, shareholders may not be able to purchase and sell shares of the Fund on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Variable Interest Risk. Exposure to VIEs may pose additional risks because the investment is made in reference to an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company to provide investors with exposure to the operating company, but does not represent equity ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. VIEs allow foreign shareholders to exert a degree of control over, and obtain economic benefits arising from, the operating company without formal legal ownership. However, the contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor's rights may be limited by, for example, actions of the Chinese government which could determine that the underlying contractual arrangements on which control of the VIE is based are invalid. The contractual arrangement on which the VIE structure is based would likely be subject to Chinese law and jurisdiction, which could raise questions about how recourse is sought. Investments through VIEs may be affected by conflicts of interest and duties between the legal owners of the VIE and the stockholders of the listed holding company, which could adversely impact the value of investments. VIEs are not formally recognized under Chinese law and investors face uncertainty about future actions by the Chinese government that could significantly affect the operating company’s financial performance and the enforceability of the contractual arrangements underlying the VIE structure. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant losses, and in turn, adversely affect the Fund’s returns and net asset value.

Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.

TEMPORARY DEFENSIVE POSITIONS: The Fund, as well as the underlying investment companies in which the Fund’s invests, may, from time to time, take temporary or defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse or unstable market, economic, political, or other conditions, when the Adviser deems it appropriate to do so. During such an unusual set of circumstances, the Fund (or its underlying investment companies) may hold up to 100% of its portfolio in cash or cash equivalent positions. Cash equivalents are highly liquid, short-term securities, such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. When the Fund (or its underlying investment companies) takes a temporary or defensive position, the Fund may not be able to pursue or achieve its investment objective and could miss favorable market developments.

PORTFOLIO HOLDINGS DISCLOSURE: A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information (“SAI”).

CYBERSECURITY: The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

INVESTMENT ADVISER: Rareview Capital LLC, located at 10785 W. Twain Ave., Suite 210, Las Vegas, NV 89135, serves as Adviser to the Fund. The Adviser is an SEC-registered investment advisory firm formed in 2016.

Subject to the oversight of the Board, the Adviser is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objective and policies. The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its investment advisory agreement. For its services, the Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.75% of the Fund’s average daily net assets.

In addition, the Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund’s expenses until at least January 28, 2028, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) will not exceed 0.75% of the daily average net assets of the Fund. This agreement may be terminated at any time upon 60 days’ written notice by the Board. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the applicable Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.

SUB-ADVISER: Tuttle Capital Management, LLC, located at 155 Lockwood Road, Riverside, CT 06878, serves as investment sub-adviser to the Fund. Subject to the oversight and authority of the Board, the Adviser is responsible for the overall management of the Fund’s business affairs. The Sub-Adviser assists the Adviser in selecting the Fund’s investments according to the Fund’s investment objective, policies, and restrictions. As compensation for the sub-advisory services it provides to the Fund, the Adviser will pay the Sub-Adviser 0.375% of the net advisory fees paid by the Fund to the Adviser.

A discussion regarding the Board’s approval of the management agreement and sub-advisory agreement for the Fund will be available in the Fund’s first Form N-CSR.

PORTFOLIO MANAGERS

The Fund’s portfolio is managed on a day-to-day basis by Neil Azous and Matthew Tuttle. Mr. Azous serves as the Fund’s lead portfolio manager and has final authority on all investment decisions. Mr. Azous and Mr. Tuttle have served as the Fund’s portfolio managers since the Fund’s inception in October 2026.

Mr. Azous is the Founder, Managing Member, and Chief Investment Officer of Rareview Capital LLC, which was formed in 2016. Neil heads the firm’s investment team and oversees all portfolio and risk management activities. Neil also serves as the Portfolio Manager to Rareview Funds. Before founding Rareview Capital, Neil was the Founder and Managing Member of Rareview Macro LLC, an independent research and consulting firm. Prior to founding Rareview Macro, Neil was a Managing Director at Navigate Advisors where he specialized in constructing portfolios and advising on risk. On Wall Street, his career included roles at UBS Investment Bank and Donaldson Lufkin & Jenrette, where his responsibilities comprised of trading derivatives, hedging solutions, asset allocation, and fundamental securities analysis. He began his career at Goldman Sachs in Fixed Income, after completing both the firm’s Analyst and Associate training programs. Neil completed graduate-level coursework for an MS in Real Estate at New York University and received his BA in Business Administration from the University of Washington, where he was the recipient of the Bothell Business School 2013 Distinguished Undergraduate Alumnus Award.

Mr. Tuttle founded the Sub-Adviser in 2012 and serves its chief executive officer and chief investment officer.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed and ownership of Fund shares.

HOW SHARES ARE PRICED

The NAV of the Fund is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by determining, the aggregate market value of all assets of the applicable Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The Exchange is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (“Exchange Close”). The NAV takes into account, the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of creation units, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the Exchange on that day.

Generally, the Fund’s portfolio securities, including securities issued by ETFs, are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded on any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated execution of these procedures to the Adviser as the “Valuation Designee”. The Adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s portfolio securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund.

In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine NAV, or from the price that may be realized upon the actual sale of the security.

HOW TO BUY AND SELL SHARES

Shares of the Fund is listed for trading on the Exchange under the symbol HOID. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Authorized Participants that have entered into a contract with the Fund’s distributor may acquire shares from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in large blocks, or Creation Units, of 10,000 shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The approximate value of shares of the Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per share of the Fund because the approximate value may not take into account certain Fund expenses and may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the shares, and the Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants that have entered into a contract with the Fund’s distributor. The vast majority of trading in shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by Authorized Participants is critical to ensuring that shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the shares.

DISTRIBUTION AND SERVICE PLAN

No distribution or service fees are currently paid by the Fund and will not be paid by the Fund unless authorized by the Board. There are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Internal Revenue Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

No dividend reinvestment service is provided by the Fund. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Funds purchased in the secondary market.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Taxes

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	The Fund makes distributions,

●	You sell your shares listed on the Exchange, and

●	You purchase or redeem Creation Units.

Taxes on Distributions

Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their shares at the rate for net capital gain. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding Real Estate Investment Trusts) and excludes dividends from foreign corporations -- subject to similar restrictions.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Fund is required to withhold 24% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description of the basis determination methods applicable to share redemptions and the Fund’s obligation to report basis information to the Service.

If a shareholder purchases shares after the Fund has realized but not yet distributed income or capital gains, the purchase price may include the amount of the upcoming distribution, and the shareholder may pay full price for the shares and later receive a portion of the purchase price back as a taxable distribution.  In such case, the shareholder will be taxed upon receipt of such distribution, even though the distribution effectively represents a return of a portion of the purchase price.  This is known as “buying a dividend.”

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

FUND SERVICE PROVIDERS

Collaborative Fund Services, LLC is the administrator to the Trust (the “Administrator”). It has its principal office at 500 Damonte Ranch Parkway, Building 700, Unit 700, Reno, NV 89521.

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, LLC is the Fund’s sub-administrator, transfer agent, and fund accountant. It has its principal office at 615 East Michigan Street, Milwaukee, WI 53202 and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

U.S. Bank National Association is the Fund’s custodian. It has its principal office at 5065 Wooster Road, Cincinnati, OH 45226.

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), 190 Middle Street, Suite 301, Portland, ME 04101, is the distributor for the shares of the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, OH 43215, serves as legal counsel to the Trust.

Cohen & Company, Ltd.,  1835 Market Street, Suite 310, Philadelphia, PA 19103, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

OTHER INFORMATION

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

FINANCIAL HIGHLIGHTS

Because the Fund has not yet commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

PRIVACY NOTICE

Collaborative Investment Series Trust

Rev. November 2017

FACTS	WHAT DOES COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●             Social Security number and wire transfer instructions

●             account transactions and transaction history

●             investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Collaborative Investment Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes – to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-888-783-8637

PRIVACY NOTICE

Collaborative Investment Series Trust

What we do:
How does Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Collaborative Investment Series Trust does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●     Collaborative Investment Series Trust does not share with nonaffiliates so they can market to you.

Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Collaborative Investment Series Trust doesn’t jointly market.

Adviser	Rareview Capital LLC 10785 W. Twain Ave., Suite 210 Las Vegas, NV 89135	Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301, Portland, ME 04101
Custodian	U.S. Bank National Association 5065 Wooster Road Cincinnati, OH 45226	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Sub-Administrator & Transfer Agent	U.S. Bank Global Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202	Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103
Sub-Adviser	Tuttle Capital Management, LLC 155 Lockwood Road Riverside, CT 06878

Additional information about the Fund is included in the Fund’s SAI dated August 28, 2026, as supplemented on October 13, 2026. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments will also be available in the Fund’s annual and semi-annual Reports to shareholders and Form N-CSR. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

To obtain a free copy of the SAI, the annual and semi-annual reports to shareholders, Form N-CSR or other information about the Fund, or to make shareholder inquiries about the Fund, please call 1-888-783-8637.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

Investment Company Act File # 811-23306

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